PGIM Rock ETF Trust
PGIM S&P 500 Buffer 12 ETF – December
PGIM S&P 500 Buffer 20 ETF – December
(each a “Fund” and collectively the “Funds”)
Supplement dated November 28, 2025
to the Funds’ Currently Effective Summary Prospectus and Prospectus
As described in detail in the Funds’ prospectus, an investment in shares of a Fund is subject to a pre-determined upside return cap (the “cap”) that represents the maximum percentage return an investor can achieve from an investment in such Fund for the entire Target Outcome Period (generally, an approximate one-year period over which each Fund seeks to produce the target outcome). The Target Outcome Period for each Fund will commence on December 1, 2025 and end on November 30, 2026.
An investment in a Fund over the course of the Target Outcome Period will be subject to such Fund’s cap as set forth in the table below.
Fund Name	Ticker	Cap	Investment Objective
PGIM S&P 500 Buffer 12 ETF – December	DECP	Gross: 14.82% Net: 14.32%*
The Fund’s investment objective is to provide
investors with returns that match the price return
of the SPDR® S&P 500® ETF Trust up to a
predetermined upside cap while providing a
downside buffer against the first 12% (before fees
and expenses) of the SPDR® S&P 500® ETF
Trust’s losses over the one-year Target Outcome
Period. In seeking to achieve this investment
objective, the Fund’s upside cap over the period
December 1, 2025 through November 30, 2026
is 14.82% (before fees and expenses).

PGIM S&P 500 Buffer 20 ETF – December	PBDE	Gross: 11.12% Net: 10.62%*
The Fund’s investment objective is to provide
investors with returns that match the price return
of the SPDR® S&P 500® ETF Trust up to a
predetermined upside cap while providing a
downside buffer against the first 20% (before fees
and expenses) of the SPDR® S&P 500® ETF
Trust’s losses over the one-year Target Outcome
Period. In seeking to achieve this investment
objective, the Fund’s upside cap over the period
December 1, 2025 through November 30, 2026
is 11.12% (before fees and expenses).

* Takes into account the Fund’s unitary management fee.
In connection with the onset of the new Target Outcome Period, each Fund’s prospectus is amended as set forth below:
■
The sections in the Funds’ Prospectus entitled “Investment Objective” are deleted in their entirety and replaced with the corresponding disclosure set forth under “Investment Objective” in the table above.
■
All references to the dates associated with the prior Target Outcome Period are deleted in their entirety and replaced with references to the new Target Outcome Period: December 1, 2025 through November 30, 2026.
■
All references to the upside cap for the prior outcome period are deleted in their entirety and replaced with the corresponding cap set forth in the table above.
LR5012DEC